Note 22 - Financial liabilities at amortized cost (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deposits
Deposits from cental banks		€ 45,177,000,000	€ 25,950,000,000	€ 27,281,000,000
Deposits from credit institutions		27,629,000,000	28,751,000,000	31,978,000,000	[1]
Customer deposits	[2]	342,661,000,000	384,219,000,000	375,970,000,000
Debt certificates, at amortized cost		61,780,000,000	63,963,000,000	61,112,000,000
Other financial liabilities, at amortized cost		13,358,000,000	13,758,000,000	12,844,000,000
FINANCIAL LIABILITIES AT AMORTIZED COST		490,606,000,000	516,641,000,000	509,185,000,000
CurrentAccount [Member]
Deposits
Deposits from cental banks		163,000,000	23,000,000	20,000,000
Deposits from credit institutions		7,196,000,000	7,161,000,000	8,370,000,000
Customer deposits		266,250,000,000	280,391,000,000	260,573,000,000
TermAccount [Member]
Deposits
Deposits from cental banks		38,274,000,000	25,101,000,000	26,885,000,000
Deposits from credit institutions		16,079,000,000	18,896,000,000	19,015,000,000
Customer deposits		75,666,000,000	103,293,000,000	114,188,000,000
TemporalAssetLease [Member]
Deposits
Deposits from cental banks	[3]	6,740,000,000	826,000,000	375,000,000
Deposits from credit institutions	[3]	4,354,000,000	2,693,000,000	4,593,000,000
Customer deposits	[3]	€ 746,000,000	€ 535,000,000	€ 1,209,000,000

[1]	(*) Subordinated deposits are included amounting €195 million.
[2]	(**) Amount in 2020 is mainly due to the stake in BBVA USA (see Note 21).
[3]	(*) See Note 35.